Note 15 - Financial Instruments - Financial Assets and Liabilities Carried at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Business Combination, Contingent Consideration, Liability	$ 10,442
Fair Value, Inputs, Level 1 [Member]
Business Combination, Contingent Consideration, Liability
Fair Value, Inputs, Level 2 [Member]
Business Combination, Contingent Consideration, Liability
Fair Value, Inputs, Level 3 [Member]
Business Combination, Contingent Consideration, Liability	$ 10,442	$ 3,316